Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2021